General information	12 Months Ended
Dec. 31, 2021
Text Block [Abstract]
General information
1	General information
Patria Investments Limited (the “Company”) was established on July 6, 2007 in Bermuda and transferred its registration and domicile by way of registration by continuation to the Cayman Islands on October 12, 2020. The Company also transferred its headquarters from Bermuda to the Cayman Islands on October 12, 2020. Since then, the Company’s obligations, whether legal, regulatory, or financial, are in accordance with the applicable laws and regulations of the Cayman Islands.
On January 21, 2021, the Company completed its initial public offering (“IPO”) registration, offering 34,613,647 Class A common shares, being 19,147,500 new shares by the Company (primary offering), and the remaining 15,466,147 shares by a selling shareholder (secondary offering). The shares offered and sold in the IPO were registered under the Securities Act of 1933, as amended, according to the Company’s Registration Statement on Form
F-1
(Registration N°
333-251823).
The common shares began trading on the Nasdaq Global Select Market
(“NASDAQ-GS”)
on January 22, 2021, under the symbol “PAX”.
The Company is a public holding company controlled by Patria Holdings Ltd. (the “Parent”), which held
 55.6% of the Company’s common shares as of December 31, 2021, controlled by a group of individuals.
The Company and its subsidiaries (collectively, the “Group”) are a private markets investment firm focused on investing in Latin America. Since 1994 the Group has expanded from its initial flagship private equity funds to other investment products, such as its flagship infrastructure development funds (its private equity approach applied to infrastructure assets), its co-investments
funds (focused on successful companies from its flagship funds), its constructivist equity funds (applying its private equity approach to listed companies), its Private Investments in Public Entities (”PIPE”) funds and credit funds (through business combination with Moneda Asset Management SpA (“MAM I”) and Moneda II SpA (“MAM II”) (collectively “Moneda”)) (note 28), as well as its real estate funds. The Group’s operations include investment offices in Montevideo (Uruguay), São Paulo (Brazil), Bogota (Colombia), and Santiago (Chile), as well as client-coverage offices in New York and Los Angeles (United States), London (United Kingdom), Dubai (UAE), and Hong Kong (China) to cover the investor base of its underlying investment products, in addition to its corporate business and management office in Grand Cayman (Cayman Islands).
The Group’s main executive office is located at 18 Forum Lane, Grand Cayman, Cayman Islands.
The
COVID-19
pandemic developed rapidly in 2020 and 2021, with a significant number of cases and variances of
COVID-19.
Measures taken by various governments to contain the virus have affected economic activity. The Company has taken several measures to monitor and mitigate the effects of
COVID-19,
such as safety and health measures for its people (such as social distancing and working from home) and securing the supply of essential materials to maintain its offices.
The impact on business and results has not been significant and based on the experience to date, the Company expects this to remain the case. The Company will continue to follow the various government policies and advices. In parallel, the Company will do the utmost to continue to operate in the best and safest way possible without jeopardizing the health of its people.
As a company that operates globally, the adverse effects—global or localized—of the ongoing conflict between Russia and Ukraine, and/or economic sanctions and import and/or export controls to be imposed on the Russian government by multiple countries and organizations, could indirectly affect the Company’s operations, expansion plans, and ultimately the results of the Company. Particularly, these effects could result in increased inflation in Brazil and in measures by the Brazilian government to contain inflation, such as raising the basic interest rate, which could materially impact the cost of debt and third-party capital for financing and investing activities across industries.
Management has considered the consequences of
COVID-19,
the ongoing conflict between Russia and Ukraine and other events and conditions. It has determined that they do not create a material uncertainty that casts significant doubt upon the entity’s ability to continue as a going concern. As such the use of going concern basis of accounting is considered appropriate.

These consolidated financial statements for the years ended December 31, 2021, 2020 and 2019 include the financial information regarding the Company and its subsidiaries, as described in note 5.